UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05970

Cash Account Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  4/30

Date of reporting period:  1/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2012 (Unaudited)
|
Cash Account Trust-Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)
Municipal Investments 97.6%
Alabama 0.4%
Tuscaloosa County, AL, Industrial Development Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.12% *, 12/1/2027, LOC: JPMorgan Chase Bank	10,000,000	10,000,000
Arizona 0.2%
BlackRock MuniYield Arizona Fund, Inc., 144A, AMT, 0.22% *, 6/1/2041, LIQ: Citibank NA	4,900,000	4,900,000
Arkansas 0.4%
Fort Smith, AR, Mitsubishi Power Systems Revenue, Recovery Zone Facility Bonds, 0.1% *, 10/1/2040, LOC: Bank of Tokyo-Mitsubishi UFJ	8,000,000	8,000,000
California 6.2%
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.11% *, 5/15/2030, LIQ: State Street Bank & Trust Co.	20,400,000	20,400,000
California, Metropolitan Water District Revenue, Series B, 0.06% *, 7/1/2028, SPA: Landesbank Hessen-Thuringen	3,000,000	3,000,000
California, RBC Municipal Products, Inc. Trust, Series E-21, 144A, 0.12% *, Mandatory Put 5/3/2012 @ 100, 10/1/2013, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	4,800,000	4,800,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 0.16% *, 5/15/2018, LOC: JPMorgan Chase Bank NA	14,500,000	14,500,000
Series 2681, 144A, AMT, 0.24% *, 5/15/2018, LOC: JPMorgan Chase Bank NA	12,250,000	12,250,000
Series R-13104CE, 144A, 0.58% *, 9/6/2035, LIQ: Citibank NA	10,000,000	10,000,000
California, Wells Fargo Stage Trust, Series 31C, 144A, AMT, 0.28% *, 1/1/2022, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	5,500,000	5,500,000
Los Angeles County, CA, Multi-Family Housing Authority Revenue, Canyon Country Villas Project, Series H, 0.07% *, 12/1/2032, LIQ: Freddie Mac	6,000,000	6,000,000
San Francisco City & County, CA, Unified School District, Tax & Revenue Anticipation Notes, 2.0%, 6/29/2012	16,000,000	16,111,013
San Jose, CA, Financing Authority, TECP, 0.59%, 3/15/2012, LOC: State Street Bank & Trust, California State Teacher's Retirement System	14,091,000	14,091,000
San Jose, CA, BB&T Municipal Trust, Series 2023, 144A, 0.09% *, 1/1/2024, INS: NATL, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	26,610,000	26,610,000
University of California, State Revenues, Ltd. Project, Series R-12236, 0.08% *, 10/1/2015, INS: AGMC, FGIC, LIQ: Citibank NA	4,095,000	4,095,000

		137,357,013
Colorado 1.8%
Colorado, Meridian Village Metropolitan District, Series C-11, 144A, 0.08% * 12/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	17,580,000	17,580,000
Colorado, State Educational & Cultural Facilities Authority Revenue, Fremont Christian School Project, 0.07% *, 6/1/2038, LOC: U.S. Bank NA	10,000,000	10,000,000
Denver, CO, RBC Municipal Products, Inc. Trust, Series E-25, 144A, AMT, 0.11% *, 11/15/2025, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	12,000,000	12,000,000

		39,580,000
Delaware 0.8%
Delaware, BB&T Municipal Trust, Series 5000, 144A, 0.17% *, 10/1/2028, LIQ: Rabobank Nederland, LOC: Rabobank International	9,105,000	9,105,000
Delaware, State Housing Authority Revenue, Series R-11651, 144A, AMT, 0.16% *, 1/1/2016, LIQ: Citibank NA	7,695,000	7,695,000

		16,800,000
District of Columbia 1.6%
District of Columbia, Metropolitan Airport Authority, Airport Systems Revenue, 0.08% *, 10/1/2039, LOC: Barclays Bank PLC	10,775,000	10,775,000
District of Columbia, Wells Fargo Stage Trust, Series 57C, 144A, 0.08% *, 4/1/2034, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	24,995,000	24,995,000

		35,770,000
Florida 3.9%
Broward County, FL, Educational Facilities Authority, Nova Southeastern University, Series C, 0.06% *, 4/1/2024, LOC: Bank of America NA	15,000,000	15,000,000
Florida, BB&T Municipal Trust:
Series 1010, 144A, 0.12% *, 1/15/2019, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	6,380,000	6,380,000
Series 1029, 0.17% *, 7/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	10,175,000	10,175,000
Series 1012, 144A, 0.17% *, 11/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	9,775,000	9,775,000
Florida, University of South Florida Research Foundation, Inc. Revenue, Series A, 0.18% *, 8/1/2034, LOC: Bank of America NA	7,455,000	7,455,000
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Hope Hospice Project, 0.08% *, 10/1/2027, LOC: Northern Trust Co.	20,300,000	20,300,000
Orange County, FL, School Board Corp., Series E, 0.06% *, 8/1/2022, LOC: Wells Fargo Bank NA	4,900,000	4,900,000
Pinellas County, FL, Educational Facilities Authority Revenue, Barry University Project, 0.12% *, 10/1/2037, LOC: Bank of America NA	8,655,000	8,655,000
Sarasota County, FL, Health Care Facilities Authority Revenue, Bay Village Project, 0.36% *, 12/1/2023, LOC: Bank of America NA	4,400,000	4,400,000

		87,040,000
Georgia 0.8%
Burke County, GA, Development Authority Revenue, Georgia Power Co. Plant, 0.11% *, 5/1/2022	7,155,000	7,155,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series C, 0.08% *, 10/1/2031, LOC: Branch Banking & Trust	8,460,000	8,460,000
Georgia, State General Obligation, Series B, 5.5%, 7/1/2012	2,000,000	2,043,897

		17,658,897
Hawaii 1.1%
Hawaii, State Pacific Health Special Purpose Revenue, Department of Budget & Finance, Series B-2, 0.09% *, 7/1/2033, LOC: JPMorgan Chase Bank NA	24,000,000	24,000,000
Idaho 3.6%
Idaho, Tax Anticipation Notes, 2.0%, 6/29/2012	80,000,000	80,564,890
Illinois 13.7%
Channahon, IL, Morris Hospital Revenue, Series A, 0.07% *, 12/1/2034, LOC: U.S. Bank NA	6,780,000	6,780,000
Chicago, IL, Board of Education, Dedicated Revenues, Series A-2, 0.04% *, 3/1/2026, LOC: Northern Trust Co.	5,900,000	5,900,000
Chicago, IL, Loyola University, TECP 0.14%, 2/14/2012	18,000,000	18,000,000
Cook County, IL, Catholic Theological Union Project Revenue, 0.11% *, 2/1/2035, LOC: Harris Trust & Savings Bank	6,000,000	6,000,000
Illinois, BB&T Municipal Trust, Series 5001, 144A, 0.17% *, 6/1/2020, LIQ: Rabobank Nederland, LOC: Rabobank International	15,785,000	15,785,000
Illinois, Educational Facilities Authority Revenue, TECP, 0.1%, 2/6/2012, LOC: Northern Trust	74,465,000	74,465,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.44%, Mandatory Put 5/3/2012 @ 100, 7/1/2036	15,000,000	15,000,000
Illinois, Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, 0.08% *, 4/1/2033, LOC: Northern Trust Co.	4,300,000	4,300,000
Illinois, Finance Authority Revenue, Northwestern University:
Series A, 0.43%, Mandatory Put 3/1/2012 @ 100, 12/1/2046	14,000,000	14,000,000
Series C, 0.43%, Mandatory Put 3/1/2012 @ 100, 12/1/2046	10,000,000	10,000,000
Illinois, State Toll Highway Authority Revenue, Series A-1A, 0.1% *, 1/1/2031, INS: AGMC, SPA: JPMorgan Chase Bank NA	67,600,000	67,600,000
Illinois, Wells Fargo Stage Trust, Series 15C, 144A, 0.08% *, 10/1/2040, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	24,405,000	24,405,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 0.16% *, 1/1/2015, LOC: Northern Trust Co.	6,500,000	6,500,000
University of Illinois, Health Services Facilities Systems Revenue, 0.08% *, 10/1/2026, LOC: JPMorgan Chase Bank NA	11,100,000	11,100,000
Woodstock, IL, Multi-Family Housing Revenue, Willow Brooke Apartments, AMT, 0.11% *, 4/1/2042, LOC: Wells Fargo Bank NA	24,600,000	24,600,000

		304,435,000
Indiana 0.6%
Indiana, State Finance Authority, Hospital Revenue, Indiana University Health:
Series D, 0.04% *, 3/1/2033, LOC: Northern Trust Co.	6,525,000	6,525,000
Series A, 0.06% *, 3/1/2033, LOC: Northern Trust Co.	6,550,000	6,550,000

		13,075,000
Iowa 0.5%
Iowa, State Finance Authority, Single Family Revenue, Series C, AMT, 0.13% *, 1/1/2036, SPA: State Street Bank & Trust Co.	11,700,000	11,700,000
Kansas 0.9%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.16% *, 12/1/2036, LOC: U.S. Bank NA	3,650,000	3,650,000
Olathe, KS, General Obligation, Series A, 1.0%, 7/1/2012	15,840,000	15,885,663

		19,535,663
Kentucky 3.5%
Carroll County, KY, Environmental Facilities Revenue, State Utilities Co. Project, Series A, AMT, 0.28% *, 2/1/2032, LOC: Sumitomo Mitsui Banking	12,200,000	12,200,000
Kentucky, State Economic Development Finance Authority, Catholic Health Initiatives:
Series B, 0.18% **, 2/1/2046	10,680,000	10,680,000
Series B-2, 0.18% **, 2/1/2046	12,000,000	12,000,000
Series B-3, 0.18% **, 2/1/2046	12,415,000	12,415,000
Kentucky, State Housing Corp., Housing Revenue:
Series F, AMT, 0.11% *, 7/1/2029, SPA: PNC Bank NA	20,540,000	20,540,000
Series I, AMT, 0.51% *, 1/1/2032, SPA: State Street Bank & Trust Co.	4,750,000	4,750,000
Series B, AMT, 0.51% *, 7/1/2032, SPA: State Street Bank & Trust Co.	1,715,000	1,715,000
Series H, AMT, 0.51% *, 7/1/2036, SPA: State Street Bank & Trust Co.	4,385,000	4,385,000

		78,685,000
Maine 0.1%
Maine, State Housing Authority, Mortgage Revenue:
Series B-3, AMT, 0.12% *, 11/15/2027, SPA: State Street Bank & Trust Co.	1,000,000	1,000,000
Series B-3, AMT, 0.12% *, 11/15/2038, SPA: State Street Bank & Trust Co.	690,000	690,000

		1,690,000
Maryland 1.4%
Maryland, Health & Higher Educational Facilities Authority, TECP, 0.12%, 4/5/2012, LIQ: Wachovia Bank NA	31,590,000	31,590,000
Massachusetts 3.5%
Massachusetts, State Development Finance Agency Revenue, Wentworth Institute of Technology, 0.08% *, 10/1/2030, LOC: RBS Citizens NA	26,390,000	26,390,000
Massachusetts, State General Obligation, Series B, 2.0%, 5/31/2012	50,000,000	50,301,322

		76,691,322
Michigan 5.2%
BlackRock MuniYield Michigan Quality Fund II, Inc., 144A, AMT, 0.22% *, 6/1/2041, LIQ: Citibank NA	11,000,000	11,000,000
BlackRock MuniYield Michigan Quality Fund, Inc., Series W-7-1446, 144A, AMT, 0.22% *, 5/1/2041, LIQ: Citibank NA	15,000,000	15,000,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-7, 0.17% *, 11/15/2047	11,200,000	11,200,000
Series F-6, 0.17% **, 11/15/2049	10,000,000	10,000,000
Series F-8, 0.17% **, 11/15/2049	5,600,000	5,600,000
Series F-2, 0.45%, Mandatory Put 3/1/2012 @ 100, 11/15/2047	35,000,000	35,000,000
University of Michigan, TECP, 0.1%, 3/6/2012	27,400,000	27,400,000

		115,200,000
Minnesota 1.1%
Cohasset, MN, State Power & Light Co. Project, Series A, 0.1% *, 6/1/2020, LOC: JPMorgan Chase Bank NA	24,630,000	24,630,000
Mississippi 1.1%
Mississippi, Redstone Partners Floaters/Residuals Trust:
Series C, 144A, AMT, 0.23% *, 12/1/2047, LOC: Wachovia Bank NA	9,305,000	9,305,000
Series A, AMT, 0.41% *, 4/1/2048, LOC: Wells Fargo Bank NA	9,500,000	9,500,000
Series B, AMT, 1.46% *, 12/1/2047, LOC: HSBC Bank U.S.A. NA	5,677,770	5,677,770

		24,482,770
Missouri 1.5%
Kansas City, MO, Special Obligation, H. Roe Bartle, Series E, 0.08% *, 4/15/2034, LOC: Sumitomo Mitsui Banking	34,300,000	34,300,000
Nebraska 0.4%
Washington County, NE, Wastewater & Solid Waste Disposal Facilities Revenue, Series 24C, 144A, AMT, 0.13% *, 4/1/2035, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,670,000	9,670,000
New Jersey 1.6%
BlackRock MuniYield New Jersey Quality Fund, Inc., Series W-7-1022, 144A, AMT, 0.22% *, 5/1/2041, LIQ: Citibank NA	15,200,000	15,200,000
New Jersey, State Revenue, Series C, 2.0%, 6/21/2012	20,000,000	20,134,733

		35,334,733
New York 5.7%
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 2.0%, 3/15/2012	28,000,000	28,058,351
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 142, AMT, 0.08% *, 10/1/2037, SPA: Barclays Bank	11,500,000	11,500,000
Oyster Bay, NY, Bond Anticipation Notes, 2.0%, 3/9/2012	21,800,000	21,834,209
Triborough, NY, Bridge & Tunnel Authority Revenues:
Series B-2A, 0.06% *, 1/1/2032, LOC : California Public Employees Retirement System	31,000,000	31,000,000
Series B-1, 0.06% *, 1/1/2033, LOC : California Public Employees Retirement System	14,300,000	14,300,000
Series B-2, 0.06% *, 1/1/2033, LOC : California State Teacher's Retirement System	5,280,000	5,280,000
Series A-1, 0.06% *, 11/1/2035, LOC : California Public Employees Retirement System	7,000,000	7,000,000
Series A-2, 0.06% *, 11/1/2035, LOC : California State Teacher's Retirement System	6,850,000	6,850,000

		125,822,560
North Carolina 3.2%
North Carolina, BB&T Municipal Trust:
Series 1027, 144A, 0.17% *, 3/1/2016, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	10,500,000	10,500,000
Series 1008, 144A, 0.17% *, 3/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,865,000	5,865,000
Series 1011, 144A, 0.17% *, 4/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	7,520,000	7,520,000
Series 1009, 144A, 0.17% *, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	16,375,000	16,375,000
North Carolina, Capital Educational Facilities Finance Agency Revenue, High Point University Project, 0.07% *, 12/1/2028, LOC: Branch Banking & Trust	5,285,000	5,285,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Campbell University, 0.07% *, 10/1/2034, LOC: Branch Banking & Trust	5,640,000	5,640,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 0.07% *, 8/1/2030, LOC: Branch Banking & Trust	6,965,000	6,965,000
North Carolina, Lower Cape Fear Water & Sewer Authority, Special Facility Revenue, Bladen Bluffs Project, Recovery Zone Facility, 0.07% *, 12/1/2034, LOC: Cooperatieve Centrale	4,110,000	4,110,000
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Charlotte Country Day School, 144A, 0.11% *, 8/1/2033, LOC: Bank of America NA	8,055,000	8,055,000

		70,315,000
Ohio 0.8%
Ohio, Clipper Tax-Exempt Certificate Trust, Certificate of Participation, Series 2009-28, 144A, AMT, 0.2% *, 3/1/2035, LIQ: State Street Bank & Trust Co.	2,405,000	2,405,000
Ohio, Redstone Partners Floaters/Residuals Trust, Housing Finance Authority, Series C, 144A, 0.23% *, 6/1/2048, LOC: Wachovia Bank NA	9,745,000	9,745,000
Ohio, State Water Development Authority, FirstEnergy Nuclear Generation Corp., Series B, 0.06% *, 12/1/2033, LOC: Wells Fargo Bank NA	5,000,000	5,000,000

		17,150,000
Other 5.9%
BlackRock Municipal Intermediate Duration Fund, Inc., Series W-7-2871, 144A, AMT, 0.21% *, 3/1/2041, LIQ: JPMorgan Chase Bank NA	35,600,000	35,600,000
BlackRock MuniHoldings Investment Quality Fund, Series W-7-2746, 144A, AMT, 0.28% *, 7/1/2041, LIQ: Bank of America NA	28,100,000	28,100,000
BlackRock MuniYield Investment Fund, 144A, AMT, 0.22% *, 6/1/2041, LIQ: Citibank NA	15,200,000	15,200,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.23% *, 5/5/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000

		130,900,000
Pennsylvania 4.6%
Adams County, PA, Industrial Development Authority Revenue, Brethren Home Community Project, 0.07% *, 6/1/2032, LOC: PNC Bank NA	6,815,000	6,815,000
Allegheny County, PA, RBC Municipal Products, Inc. Trust, Series E-29, 144A, 0.08% *, 4/25/2014, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	7,000,000	7,000,000
BlackRock MuniYield Pennsylvania Quality Fund, 144A, AMT, 0.22% *, 6/1/2041, LIQ: Citibank NA	5,500,000	5,500,000
Philadelphia, PA, General Obligation:
Series B, 0.05% *, 8/1/2031, LOC: Royal Bank of Canada	7,000,000	7,000,000
Series A, 144A, 2.0%, 6/29/2012	75,000,000	75,493,335

		101,808,335
Rhode Island 0.2%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Rhode Island School of Design, Series B, 0.08% *, 8/15/2036, LOC: TD Bank NA	3,800,000	3,800,000
South Carolina 1.2%
Greenville County, SC, School District Installment Purchase Revenue, Building Equity Sooner Tomorrow, Prerefunded 12/1/2012 @ 101, 5.5%, 12/1/2028	20,560,000	21,662,237
South Carolina, BB&T Municipal Trust, Series 1013, 144A, 0.17% *, 1/1/2020, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,430,000	5,430,000

		27,092,237
Tennessee 3.2%
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Revenue, Vanderbilt University, Series B, 0.03% *, 10/1/2030	7,750,000	7,750,000
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Revenue, TECP, 0.19%, 4/3/2012	50,000,000	50,000,000
Tennessee, State General Obligation, Series A, 144A, 2.0%, 10/1/2012	12,770,000	12,918,695

		70,668,695
Texas 11.1%
Atascosa County, TX, Industrial Development Corp., Pollution Control Revenue, San Miguel Electric Cooperative, Inc., 0.25% *, 6/30/2020, GTY: National Rural Utilities Cooperative Finance Corp., SPA: National Rural Utilities Cooperative Finance Corp.	43,500,000	43,500,000
Harris County, TX, Cultural Education Facilities Finance Corp., Special Facilities Revenue, Texas Medical Center:
0.06% *, 9/1/2031, LOC: JPMorgan Chase Bank NA	6,155,000	6,155,000
Series A, 0.06% *, 9/1/2031, LOC: JPMorgan Chase Bank NA	6,120,000	6,120,000
Harris County, TX, Cultural Education Facilities Finance Corp., TECP, 0.27%, 6/11/2012	25,000,000	25,000,000
Katy, TX, Independent School Building District, 0.09% *, 8/15/2033, SPA: Bank of America NA	7,800,000	7,800,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, 0.06% *, 11/15/2050, LOC: Northern Trust Co.	3,500,000	3,500,000
Tarrant County, TX, Redstone Partners Floaters/Residuals Trust, Series A, 144A, AMT, 0.23% *, 12/1/2047, LOC: Wachovia Bank NA	12,130,000	12,130,000
Texas, JPMorgan Chase Putters/Drivers Trust, Series 3946, 144A, 0.08% *, 8/30/2012, LIQ: JPMorgan Chase & Co.	62,000,000	62,000,000
Texas, Public Finance Authority, TECP, 0.08%, 3/6/2012	16,835,000	16,835,000
Texas, State General Obligation, Series C, AMT, 0.11% *, 12/1/2027, SPA: JPMorgan Chase Bank	13,700,000	13,700,000
Texas, State Veterans Housing Assistance Fund II, Series A, 144A, AMT, 0.13% *, 6/1/2034, SPA: Landesbank Hessen-Thuringen	18,395,000	18,395,000
Texas, Technical University Revenues, TECP, 0.08%, 2/1/2012	19,973,000	19,973,000
Texas City, TX, Industrial Development Corp. Revenue, Del Papa Realty Holdings, 0.36% *, 1/1/2051, LOC: Bank of America NA	10,300,000	10,300,000

		245,408,000
Utah 0.2%
Utah, State Housing Finance Agency, Single Family Mortgage, "I", Series C-1, AMT, 0.08% *, 1/1/2033, SPA: Barclays Bank New York	5,000,000	5,000,000
Virginia 1.7%
Virginia, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, AMT, 0.13% *, 7/15/2050, LIQ: Freddie Mac	18,985,000	18,985,000
Virginia, RBC Municipal Products, Inc. Trust, Series C-2, 144A, AMT, 0.15% *, 1/1/2014, LOC: Royal Bank of Canada, SPA: Royal Bank of Canada	8,755,000	8,755,000
Virginia, Rector & Visitors of the University of Virginia, TECP, 0.15%, 3/5/2012	11,000,000	11,000,000

		38,740,000
Washington 1.8%
Washington, State General Obligation:
Series 3087, 144A, 0.08% *, 7/1/2016, LIQ: JPMorgan Chase Bank	5,055,000	5,055,000
Series R-2012A, 144A, 2.0%, 7/1/2012	26,870,000	27,067,689
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.08% *, 5/1/2028, LOC: U.S. Bank NA	8,545,000	8,545,000

		40,667,689
West Virginia 0.3%
West Virginia, Economic Development Authority Energy Revenue, Morgantown Energy, AMT, 0.1% *, 4/1/2027, LOC: Union Bank NA	7,000,000	7,000,000
Wisconsin 1.8%
Milwaukee, WI:
TECP, 0.13%, 2/8/2012, LOC: State Street Bank & Trust Co.	5,000,000	5,000,000
TECP, 0.15%, 5/2/2012, LOC: State Street Bank & Trust Co.	4,000,000	4,000,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc.:
Series A, 0.07% *, 8/1/2030, LOC: U.S. Bank NA	14,000,000	14,000,000
Series B, 0.09% *, 2/1/2034, LOC: Chase Manhattan Bank	11,070,000	11,070,000
Wisconsin, University Hospitals & Clinics Authority, Series B, 0.05% *, 4/1/2029, LOC: U.S. Bank NA	5,180,000	5,180,000

		39,250,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,166,312,804) †	97.6	2,166,312,804
Other Assets and Liabilities, Net	2.4	53,368,462

Net Assets	100.0	2,219,681,266

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of January 31, 2012.

**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2012.

† The cost for federal income tax purposes was $2,166,312,804.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(a)	$—	$2,166,312,804	$—	$2,166,312,804
Total	$—	$2,166,312,804	$—	$2,166,312,804

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended January 31, 2012.
(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt Portfolio, a series of Cash Account Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 21, 2012